Production costs by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Expense By Nature [Line Items]
Raw materials and consumables	$ 408,219	$ 310,067
Salaries and employee benefits	120,690	112,124
Contractors	32,926	37,183
Equipment rental	3,752	10,266
Other	37,207	26,929
Change in inventories	(15,986)	(5,707)
Capitalized to mining interests	(93,419)	(82,997)
Total Production Expense	493,389	407,865
General And Administrative Costs
Disclosure Of Expense By Nature [Line Items]
Salaries and employee benefits	$ 28,000	$ 28,000